November 5, 2012

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attn: Filing Desk

Re:	Quaker Investment Trust (the “Registrant” or the “Trust”)

File Nos. 033-38074 and 811-06260

Rule 497(c) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of the Prospectus and the Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those filed electronically as part of Post-Effective Amendment Nos. 61/59 to the Registration Statement of the Trust on October 29, 2012.

Please contact Suzan Barron of Brown Brothers Harriman & Co., the Trust’s administrator, at 617-772-1616 if you have any questions or comments concerning this filing.

Sincerely,

/s/ Justin Brundage
Justin Brundage
Secretary

cc: T. Richards and J. Kopcsik (via email)

Enclosures